Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond Fund
May 31, 2025
SLD-NPRT3-0725
1.9904904.103
Asset-Backed Securities - 17.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 17.0%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	100,000	99,979
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	15,192	15,204
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	100,000	100,022
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	11,829	11,839
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	16,313	16,342
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	40,000	39,970
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	160,000	155,589
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A2A, 5.91% 10/15/2026	12,301	12,314
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	104,922	104,923
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	7,434	7,444
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	20,301	20,327
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	50,041	50,141
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	46,103	46,112
Carmax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	70,000	69,977
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	60,000	60,026
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	2,925	2,935
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	33,058	33,042
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	30,000	29,952
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	13,919	13,940
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	25,698	25,763
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	46,400	46,503
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	100,000	100,329
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	15,950	15,966
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	25,426	25,464
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	100,000	100,056
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	100,000	100,192
Dell Equipment Finance Trust Series 2024-1 Class A2, 5.58% 3/22/2030 (b)	44,209	44,311
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	100,000	99,828
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	30,000	30,024
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	776	778
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	21,060	21,147
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	130,000	130,364
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	65,000	64,997
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	127,000	126,853
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	85,311	86,555
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	164,988	165,944
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	43,342	43,480
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	70,000	70,024
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	70,000	70,040
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	95,000	95,012
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	5,185	5,187
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	70,000	69,968
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	50,000	50,009
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	140,000	139,837
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	170,000	172,421
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	36,141	36,236
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	38,112	38,199
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	130,000	130,083
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	100,000	100,369
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	14,716	14,731
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	22,754	22,788
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	125,000	124,931
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	53,528	53,493
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4823% 6/15/2028 (b)(c)(d)	107,000	107,547
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	120,000	120,236
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9323% 3/15/2029 (b)(c)(d)	100,000	99,792
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	110,000	109,979
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	100,000	100,097
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	170,000	170,856
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	109,000	108,748
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	67,384	67,542
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	130,000	130,081
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	34,216	34,279
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	107,665	108,038
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	58,830	58,959
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	105,000	105,144
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	27,816	27,868
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	57,406	57,393
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	45,885	45,948
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	100,000	100,146
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	50,000	50,062
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	55,000	54,950
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	49,307	49,426
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	130,000	129,572
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	85,000	85,151
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2, 5.92% 11/16/2026	3,139	3,141
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	18,193	18,205
Nissan Auto Receivables Owner Trust Series 2023-B Class A2A, 5.95% 5/15/2026	6,930	6,935
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	72,302	72,245
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	100,000	100,091
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,303
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	10,427	10,437
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,016
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	110,000	110,002
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	18,577	18,604
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	22,376	22,380
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	90,000	89,912
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	73,854	73,847
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	95,992	96,576
SFS Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	3,890	3,893
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	25,004	25,069
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	23,901	23,894
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	28,170	28,168
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	26,836	26,878
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	958	958
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	100,000	97,492
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	1,974	1,975
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	9,764	9,780
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	160,000	160,052
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	60,000	60,071
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	95,000	95,130
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	110,000	111,514
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A2A, 5.5% 12/21/2026	707	708
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	119,134	119,195
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	83,088	84,176
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	84,814	85,554
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	100,000	100,270
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	105,000	105,019
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	130,000	129,848
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	5,501	5,509
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	358	357
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	130,000	130,441
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	25,287	25,335
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	70,000	69,982
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	37,247	37,336
TOTAL UNITED STATES		7,515,072
TOTAL ASSET-BACKED SECURITIES (Cost $7,513,914)		7,515,072

Bank Notes - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Financials - 0.6%
Banks - 0.6%
Citibank NA 5.438% 4/30/2026 (Cost $250,000)	250,000	252,013

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	95,000	95,398
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	71,000	70,467
TOTAL UNITED STATES		165,865
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $165,593)		165,865

Non-Convertible Corporate Bonds - 48.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7382% 11/27/2026 (b)(c)(d)	91,000	91,118
CANADA - 5.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.625% 12/15/2025	60,000	59,615
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd 2.05% 7/15/2025	110,000	109,638
Enbridge Inc 5.9% 11/15/2026	85,000	86,431
		196,069
Financials - 4.2%
Banks - 4.2%
Bank of Montreal 0.949% 1/22/2027 (c)	115,000	112,236
Bank of Montreal 4.567% 9/10/2027 (c)	124,000	123,899
Bank of Montreal 5.92% 9/25/2025	50,000	50,211
Bank of Nova Scotia/The 2.7% 8/3/2026	140,000	137,281
Bank of Nova Scotia/The 2.951% 3/11/2027	120,000	117,043
Bank of Nova Scotia/The 5.35% 12/7/2026	126,000	127,556
Bank of Nova Scotia/The 5.45% 6/12/2025	80,000	80,017
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (c)	140,000	139,782
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	120,000	121,516
Royal Bank of Canada 4.51% 10/18/2027 (c)	135,000	135,047
Royal Bank of Canada 5.069% 7/23/2027 (c)	110,000	110,727
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0396% 10/18/2027 (c)(d)	90,000	90,050
Toronto Dominion Bank 1.25% 9/10/2026	128,000	122,867
Toronto Dominion Bank 3.766% 6/6/2025	120,000	119,988
Toronto Dominion Bank 5.532% 7/17/2026	113,000	114,249
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9613% 12/17/2026 (c)(d)	125,000	125,094
		1,827,563
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 5.95% 11/7/2025	50,000	50,222
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	90,000	88,804
TOTAL CANADA		2,222,273
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	200,000	193,049
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Mercedes-Benz Finance North America LLC 4.9% 1/9/2026 (b)	150,000	150,321
IRELAND - 2.0%
Financials - 1.4%
Banks - 0.4%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	200,000	192,749
Consumer Finance - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	151,000	147,940
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,522
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	150,000	150,065
		447,527
TOTAL FINANCIALS		640,276

Industrials - 0.6%
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	120,000	119,123
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	128,000	127,138
		246,261
TOTAL IRELAND		886,537
ITALY - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	200,000	201,385
NETHERLANDS - 1.6%
Financials - 1.0%
Banks - 1.0%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	249,849
ING Groep NV 1.726% 4/1/2027 (c)	200,000	195,209
		445,058
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	150,000	148,781
NXP BV / NXP Funding LLC 5.35% 3/1/2026	121,000	121,623
		270,404
TOTAL NETHERLANDS		715,462
NORWAY - 0.4%
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.127% 9/16/2026 (b)(c)	200,000	197,851
SWEDEN - 0.5%
Financials - 0.5%
Banks - 0.5%
Swedbank AB 6.136% 9/12/2026 (b)	200,000	204,026
UNITED KINGDOM - 3.5%
Financials - 3.2%
Banks - 3.2%
Barclays PLC 6.496% 9/13/2027 (c)	200,000	204,186
Barclays PLC 7.325% 11/2/2026 (c)	200,000	202,043
HSBC Holdings PLC 5.887% 8/14/2027 (c)	200,000	202,482
HSBC Holdings PLC 7.336% 11/3/2026 (c)	200,000	202,007
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	200,000	202,790
NatWest Group PLC 5.847% 3/2/2027 (c)	200,000	201,618
NatWest Group PLC 7.472% 11/10/2026 (c)	200,000	202,297
		1,417,423
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8428% 3/12/2027 (c)(d)	122,000	122,294
TOTAL UNITED KINGDOM		1,539,717
UNITED STATES - 34.2%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.7% 3/25/2026	154,000	150,395
AT&T Inc 3.875% 1/15/2026	93,000	92,464
		242,859
Media - 0.2%
Discovery Communications LLC 4.9% 3/11/2026	100,000	99,848
Wireless Telecommunication Services - 1.0%
Sprint LLC 7.625% 3/1/2026	150,000	151,649
T-Mobile USA Inc 1.5% 2/15/2026	155,000	151,383
T-Mobile USA Inc 2.25% 2/15/2026	113,000	111,059
		414,091
TOTAL COMMUNICATION SERVICES		756,798

Consumer Discretionary - 2.5%
Automobiles - 1.5%
American Honda Finance Corp 4.95% 1/9/2026	59,000	59,099
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.7917% 6/13/2025 (c)(d)	90,000	90,008
General Motors Financial Co Inc 1.25% 1/8/2026	60,000	58,666
General Motors Financial Co Inc 2.75% 6/20/2025	60,000	59,941
General Motors Financial Co Inc 6.05% 10/10/2025	119,000	119,436
Hyundai Capital America 1.8% 10/15/2025 (b)	53,000	52,388
Hyundai Capital America 5.5% 3/30/2026 (b)	50,000	50,270
Hyundai Capital America 5.8% 6/26/2025 (b)	75,000	75,035
Hyundai Capital America 6.25% 11/3/2025 (b)	80,000	80,406
		645,249
Leisure Products - 0.6%
Mattel Inc 3.375% 4/1/2026 (b)	163,000	160,488
Mattel Inc 5.875% 12/15/2027 (b)	90,000	90,315
		250,803
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6738% 12/24/2025 (c)(d)	64,000	64,064
Lowe's Cos Inc 3.375% 9/15/2025	70,000	69,760
Ross Stores Inc 0.875% 4/15/2026	40,000	38,767
		172,591
TOTAL CONSUMER DISCRETIONARY		1,068,643

Consumer Staples - 1.8%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.8863% 11/15/2026 (c)(d)	145,000	145,216
Consumer Staples Distribution & Retail - 0.8%
Mars Inc 4.45% 3/1/2027 (b)	46,000	46,044
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	200,000	191,508
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7471% 4/28/2027 (c)(d)	118,000	118,300
		355,852
Food Products - 0.7%
Bunge Ltd Fin Corp 3.25% 8/15/2026	108,000	106,343
Conagra Brands Inc 4.6% 11/1/2025	50,000	49,946
Kraft Heinz Foods Co 3% 6/1/2026	144,000	141,775
		298,064
TOTAL CONSUMER STAPLES		799,132

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
DCP Midstream Operating LP 5.375% 7/15/2025	90,000	90,023
EQT Corp 3.125% 5/15/2026 (b)	90,000	88,376
MPLX LP 1.75% 3/1/2026	114,000	111,434
Phillips 66 1.3% 2/15/2026	60,000	58,595
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	60,000	60,740
Western Gas Partners LP 4.65% 7/1/2026	124,000	123,654
Williams Cos Inc/The 5.4% 3/2/2026	60,000	60,299
		593,121
Financials - 17.9%
Banks - 8.6%
Bank of America Corp 1.197% 10/24/2026 (c)	80,000	78,873
Bank of America Corp 1.658% 3/11/2027 (c)	133,000	129,928
Bank of America Corp 1.734% 7/22/2027 (c)	110,000	106,403
Bank of America Corp 3.559% 4/23/2027 (c)	134,000	132,628
Bank of America Corp 4.827% 7/22/2026 (c)	120,000	119,986
Bank of America Corp 5.08% 1/20/2027 (c)	115,000	115,241
Citibank NA U.S. SOFR Index + 0.781%, 5.1013% 5/29/2027 (c)(d)	250,000	250,116
Citigroup Inc 1.462% 6/9/2027 (c)	60,000	58,003
Citigroup Inc 3.2% 10/21/2026	70,000	68,737
Citigroup Inc 5.61% 9/29/2026 (c)	90,000	90,207
Citizens Financial Group Inc 2.85% 7/27/2026	104,000	101,924
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	120,000	117,892
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	90,000	87,644
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	140,000	138,137
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	155,000	154,351
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	158,000	161,281
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	100,000	100,057
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	140,000	140,823
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (c)	110,000	110,022
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	103,000	105,899
Truist Financial Corp 1.2% 8/5/2025	90,000	89,461
Truist Financial Corp 1.267% 3/2/2027 (c)	90,000	87,576
Truist Financial Corp 4.26% 7/28/2026 (c)	101,000	100,884
Truist Financial Corp 5.9% 10/28/2026 (c)	149,000	149,641
Truist Financial Corp 6.047% 6/8/2027 (c)	110,000	111,420
US Bancorp 5.727% 10/21/2026 (c)	154,000	154,580
US Bancorp 6.787% 10/26/2027 (c)	124,000	127,677
Wells Fargo & Co 3% 10/23/2026	120,000	117,575
Wells Fargo & Co 3% 4/22/2026	114,000	112,450
Wells Fargo & Co 3.196% 6/17/2027 (c)	118,000	116,304
Wells Fargo & Co 4.54% 8/15/2026 (c)	130,000	129,947
Wells Fargo & Co 4.9% 1/24/2028 (c)	110,000	110,407
		3,776,074
Capital Markets - 5.5%
Athene Global Funding 4.86% 8/27/2026 (b)	108,000	108,250
Athene Global Funding 4.95% 1/7/2027 (b)	110,000	110,284
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	110,000	109,921
Bank of New York Mellon/The U.S. SOFR Averages Index + 0.71%, 5.0293% 4/20/2027 (c)(d)	250,000	250,683
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	114,000	111,838
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	170,000	165,722
Goldman Sachs Group Inc/The 3.5% 11/16/2026	43,000	42,369
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	108,000	107,693
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (c)	150,000	150,277
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6072% 4/23/2028 (c)(d)	90,000	90,551
LPL Holdings Inc 4.625% 11/15/2027 (b)	128,000	126,986
Morgan Stanley 0.985% 12/10/2026 (c)	109,000	106,820
Morgan Stanley 1.512% 7/20/2027 (c)	150,000	144,730
Morgan Stanley 1.593% 5/4/2027 (c)	140,000	136,040
Morgan Stanley 3.125% 7/27/2026	108,000	106,351
Morgan Stanley 4.679% 7/17/2026 (c)	80,000	79,989
Morgan Stanley 5.05% 1/28/2027 (c)	98,000	98,208
Morgan Stanley 6.138% 10/16/2026 (c)	129,000	129,646
Nasdaq Inc 5.65% 6/28/2025	76,000	76,008
State Street Corp 5.751% 11/4/2026 (c)	100,000	100,464
State Street Corp U.S. SOFR Index + 0.95%, 5.2666% 4/24/2028 (c)(d)	58,000	58,297
		2,411,127
Consumer Finance - 1.7%
American Express Co 5.389% 7/28/2027 (c)	85,000	85,758
American Express Co 5.645% 4/23/2027 (c)	135,000	136,216
American Express Co 6.338% 10/30/2026 (c)	154,000	155,054
Capital One Financial Corp 4.985% 7/24/2026 (c)	170,000	169,999
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7796% 4/10/2026 (c)(d)	90,000	90,018
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.9985% 5/14/2027 (c)(d)	130,000	130,243
		767,288
Financial Services - 0.7%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	110,000	105,803
Corebridge Global Funding 5.75% 7/2/2026 (b)	90,000	91,138
PayPal Holdings Inc 1.65% 6/1/2025	80,000	80,000
Western Union Co/The 1.35% 3/15/2026	55,000	53,477
		330,418
Insurance - 1.4%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	120,000	117,461
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	90,000	86,916
Equitable Financial Life Global Funding 1.4% 7/7/2025 (b)	53,000	52,838
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	120,000	120,485
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	88,799
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	150,570
		617,069
TOTAL FINANCIALS		7,901,976

Health Care - 1.8%
Biotechnology - 0.2%
Gilead Sciences Inc 3.65% 3/1/2026	100,000	99,338
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp 1.9% 6/1/2025	130,000	129,973
Health Care Providers & Services - 1.3%
Cigna Group/The 1.25% 3/15/2026	55,000	53,574
CVS Health Corp 2.875% 6/1/2026	77,000	75,618
CVS Health Corp 3% 8/15/2026	85,000	83,363
CVS Health Corp 3.875% 7/20/2025	60,000	59,920
CVS Health Corp 5% 2/20/2026	106,000	106,146
HCA Inc 5.25% 6/15/2026	100,000	100,105
HCA Inc 5.875% 2/15/2026	80,000	80,166
		558,892
TOTAL HEALTH CARE		788,203

Industrials - 1.5%
Aerospace & Defense - 0.3%
L3Harris Technologies Inc 3.85% 12/15/2026	126,000	124,804
Ground Transportation - 0.3%
CSX Corp 2.6% 11/1/2026	130,000	126,772
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	92,000	91,326
Machinery - 0.3%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0118% 10/16/2026 (c)(d)	150,000	150,606
Trading Companies & Distributors - 0.4%
Air Lease Corp 2.875% 1/15/2026	53,000	52,369
Air Lease Corp 3.375% 7/1/2025	120,000	119,847
		172,216
TOTAL INDUSTRIALS		665,724

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 6.02% 6/15/2026	116,000	117,074
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	90,000	87,684
Software - 1.1%
Oracle Corp 5.8% 11/10/2025	140,000	140,736
Roper Technologies Inc 1% 9/15/2025	60,000	59,373
Roper Technologies Inc 3.85% 12/15/2025	129,000	128,490
VMware LLC 1.4% 8/15/2026	165,000	158,869
		487,468
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	103,000	102,849
TOTAL INFORMATION TECHNOLOGY		795,075

Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 1.4% 8/5/2026	60,000	57,488
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	37,000	36,541
		94,029
Real Estate - 1.6%
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	140,000	137,064
Specialized REITs - 1.3%
American Tower Corp 1.6% 4/15/2026	109,000	106,100
American Tower Corp 3.375% 10/15/2026	85,000	83,720
American Tower Corp 4% 6/1/2025	101,000	100,982
American Tower Corp 4.4% 2/15/2026	64,000	63,875
Crown Castle Inc 1.05% 7/15/2026	152,000	145,792
Crown Castle Inc 1.35% 7/15/2025	90,000	89,605
		590,074
TOTAL REAL ESTATE		727,138

Utilities - 2.1%
Electric Utilities - 1.2%
DTE Electric Co 4.25% 5/14/2027	24,000	23,868
FirstEnergy Corp 1.6% 1/15/2026	109,000	106,896
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	90,000	89,713
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	65,000	65,123
Pacific Gas and Electric Co 2.95% 3/1/2026	50,000	49,197
Pacific Gas and Electric Co 3.5% 6/15/2025	60,000	59,953
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.2983% 9/4/2025 (c)(d)	120,000	119,990
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	21,000	21,055
		535,795
Gas Utilities - 0.2%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	111,000	110,852
Multi-Utilities - 0.7%
Dominion Energy Inc 1.45% 4/15/2026	130,000	126,494
Dominion Energy Inc 3.9% 10/1/2025	80,000	79,824
NiSource Inc 0.95% 8/15/2025	90,000	89,302
		295,620
TOTAL UTILITIES		942,267

TOTAL UNITED STATES		15,132,106
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $21,489,756)		21,533,845

U.S. Treasury Obligations - 32.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/28/2025	4.10 to 4.32	1,611,200	1,577,833
US Treasury Bills 0% 6/12/2025	4.23	1,600,000	1,598,111
US Treasury Bills 0% 7/3/2025	4.22 to 4.23	2,757,100	2,747,086
US Treasury Bills 0% 8/26/2025	4.31	900,000	891,013
US Treasury Bills 0% 8/7/2025	4.27	2,850,000	2,827,898
US Treasury Bills 0% 9/4/2025	4.16 to 4.21	2,872,500	2,840,838
US Treasury Notes 3.5% 9/30/2026	3.96 to 4.36	1,715,600	1,703,537
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,183,514)			14,186,316

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $534,751)	4.32	534,644	534,751

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $44,137,528)	44,187,862
NET OTHER ASSETS (LIABILITIES) - 0.3%	122,202
NET ASSETS - 100.0%	44,310,064

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,842,512 or 17.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	990,120	20,386,238	20,841,607	32,794	-	-	534,751	534,644	0.0%
Total	990,120	20,386,238	20,841,607	32,794	-	-	534,751

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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